Schedule of Revenue by Product Category (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended													9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customers
Revenue	$ 1,298,094	$ 1,067,915	[1]	$ 1,016,707	[1]	$ 1,006,531	[1]	$ 1,031,777	[1]	$ 939,632	$ 783,898	$ 759,684	$ 786,648	$ 3,745,839	$ 3,055,015	$ 4,122,930	$ 3,269,862	$ 2,469,881
Aftermarket, other new and refurbished products
Revenue from External Customers
Revenue	793,925			562,750										2,199,009	1,676,006	2,286,853	1,634,003	1,236,806
Recycled, remanufactured and related products and services
Revenue from External Customers
Revenue	349,411			317,877										1,060,681	967,250	1,277,023	1,115,088	888,320
Other
Revenue from External Customers
Revenue	$ 154,758			$ 136,080										$ 486,149	$ 411,759	$ 559,054	$ 520,771	$ 344,755

[1]	Gross margin and operating income during the quarters ended March 31, 2012, June 30, 2012, September 30, 2012 and December 31, 2012 include gains of $8.3 million, $8.4 million, $0.5 million and $0.7 million, respectively, resulting from lawsuit settlements with certain of our aftermarket product suppliers as discussed in Note 8, "Commitments and Contingencies."